Acquisitions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2009 Horizon Behavioral Services [Member]	Jan. 31, 2011 Medicity Inc [Member]	Jun. 30, 2011 Prodigy Health Group [Member]	Oct. 31, 2011 Genworth Financial Inc Medicare Supplement Business [Member]	Oct. 31, 2011 PayFlex [Member]
Business Acquisition [Line Items]
Acquisition price	$ 70	$ 490	$ 600	$ 225	$ 200
Goodwill related to the acquisition	56	385	446	52	147
Amount of acquired goodwill that will be tax deductible	$ 37		$ 52	$ 52